Subsequent Events (Details) - USD ($)				12 Months Ended
	Mar. 13, 2024	Feb. 01, 2024	Dec. 14, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 01, 2024	Jan. 29, 2024
Subsequent Events [Line Items]
Stockholders elected to redeem common stock			1,625,876
Funds due and payable (in Dollars)			$ 17,834,235	$ 17,834,235
Aggregate gross proceeds (in Dollars)					$ 5,405,000
Additional units				123,500
Subsequent Event [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share)							$ 1
Underwriters' fees (in Dollars)		$ 2,200,000
Principal amount (in Dollars)						$ 183,333
Aggregate gross proceeds (in Dollars)	$ 3,850,000
Price per unit (in Dollars per share)	$ 0.0001
Number of shares	1
Subsequent Event [Member] | Private Placement [Member]
Subsequent Events [Line Items]
Additional units	5,133,332
Purchase price per unit (in Dollars per share)	$ 0.75
Subsequent Event [Member] | Solidion Common Stock [Member]
Subsequent Events [Line Items]
Number of shares	1
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Number of shares	1
Series A Warrant [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares	2
Series A Warrant [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Number of shares	1
Series B Warrant [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares	1